Commitments and Contingencies - Summary of Future Payments of Commitments (Parenthetical) (Detail) - CAD ($) $ in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of commitments [Line Items]
Transportation Commitment	$ 14	$ 13
Transportation Commitment Term	20 years	20 years
WRB [Member]
Disclosure of commitments [Line Items]
Percent of ownership in joint operations	50.00%	50.00%